Fair Value Measurements (Details) - Level 3	3 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 14, 2020 USD ($) $ / shares Y
Fair Value Measurements
December 31, 2020	$ 19,680,000
Transfer into Level 3		$ 18,720,000
Gain on derivative liability	10,160,000	960,000
Ending Balance	$ 29,840,000	$ 19,680,000
Public Offering | Risk-free interest rate
Fair Value Measurements
Unobservable inputs			0.38
Public Offering | Volatility
Fair Value Measurements
Unobservable inputs			19.0
Public Offering | Unit price
Fair Value Measurements
Unobservable inputs | $ / shares			9.58
Public Offering | Expected term
Fair Value Measurements
Unobservable inputs | Y			0.75
Public Offering | Expected dividends
Fair Value Measurements
Unobservable inputs			0
Public Offering | Public Warrants
Fair Value Measurements
Fair value per warrant | $ / shares			$ 1.13
Public Offering | Sponsor Warrants
Fair Value Measurements
Fair value per warrant | $ / shares			$ 1.15